UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080

St. Louis, MO 63102

(Address of principal executive offices)

 (Zip code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Sparrow Growth Fund

Security Name	Ticker	Security ID/CUSIP	Record Date	Voting Date	Meeting Date	Description of Matter/Proposal	Proposed by Management (M) or Shareholders (S)	Vote? (Yes or No)	Vote For, Against or Abstain	Fund Cast its Vote For or Against Management
Acadia Healthcare Company, Inc	ACHC	00404A109	03/28/14	04/29/14	05/22/14	Election of Directors:
						Wade D. Miquelon	M	Yes	For	For
						William M. Petrie, MD	M	Yes	For	For
						Bruce A. Shear	M	Yes	For	For
						Advisory vote on the compensation of the company's name executive officers as presented in the proxy statement.	M	Yes	For	For
						Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For

ACI Worldwide, Inc	ACIN	004498101	04/21/14	05/16/14	06/18/14	Election of Directors:
						John D. Curtis	M	Yes	For	For
						Philip G. Heasley	M	Yes	For	For
						James C. Mcgroddy	M	Yes	For	For
						David A. Poe	M	Yes	For	For
						Harlan F. Semour	M	Yes	For	For
						John M. Shay, Jr.	M	Yes	For	For
						John E. Stockley	M	Yes	For	For
						Jan H.Suwinski	M	Yes	For	For
						Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						Approve the company's executive compensation.	M	Yes	For	For
						Approve the amended and restate certificate of incorporation to Increase the number of common shares authorized for issuance thereunder.	M	Yes	For	For

Air Methods Corporation	AIRM	009128307	04/24/14	05/16/14	05/29/14	Election of Directors:
						John J. Connolly, ED.D	M	Yes	For	For
						Jeffrey A. Dorsey	M	Yes	For	For
						Morad Tahbaz	M	Yes	For	For
						Aaron D. Todd	M	Yes	For	For
						The ratification of KPMG LLP as the company's independent registered public accounting firm for fiscal year ending December 31, 2014.	M	Yes	For	For
						Approval, on an advisory basis, of our named executive compensation.	M	Yes	For	For

Akorn, Inc.	AKRX	009728106	03/07/14	04/29/14	05/02/14	Election of Directors:
						John N. Kapoor PHD	M	Yes	For	For
						Ronald M. Johnson	M	Yes	For	For
						Brian Tambi	M	Yes	For	For
						Steven J. Meyer	M	Yes	For	For
						Alan Weinstein	M	Yes	For	For
						Kenneth S. Abramowitz	M	Yes	For	For
						Adriennel L. Grave, PDD	M	Yes	For	For
						Proposal to ratify the selection of KPMG LLP to serve as Akorn's independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						Proposal to approve the adoption of the Akorn, Inc. 2014 Stock option plan.	M	Yes	For	For
						Say or Pay - an advisory vote on approval of the company's executive compensation program.	M	Yes	For	For

Alexion Pharmaceuticals, Inc	ALXN	015351109	03/17/14	04/29/14	05/05/14	Election of Directors:
						Leonard Bell	M	Yes	For	For
						Max Link	M	Yes	For	For
						William R. Keller	M	Yes	For	For
						John T. Mollen	M	Yes	For	For
						R. Douglas Norby	M	Yes	For	For
						Alvin S. Parven	M	Yes	For	For
						Andreas Rummelt	M	Yes	For	For
						Ann M. Veneman	M	Yes	For	For
						Approval of a non-binding advisory vote of the 2013 compensation paid to Alexion's named executive officers.	M	Yes	For	For
						Ratification of appointment by the board of directors of Pricewaterhousecoopers LLP as Alexion's independent registered public accounting firm.	M	Yes	For	For

To act on shareholder proposal requesting the board to adopt a rule to redeem any current or future shareholder rights plan or amendment unless such plan is submitted to a shareholder vote within 12 months.

							S	No	Against	Against

Altisource Portfolio Solutions S.A.	ASPS	L0175J104	03/24/14	04/29/14	05/21/14	Election of Directors:
						William B. Erbey	M	Yes	For	For
						William B. Shepro	M	Yes	For	For
						W. Michael Linn	M	Yes	For	For
						Roland Muller-Ineichen	M	Yes	For	For
						Timo Vatto	M	Yes	For	For

Proposal to approve the appointment by the audit committee of our board of directors of Deloitte & Touche LLP to be our independent registered certified public accounting firm for the year ending December 31, 2014 and Deloitte audit S.A.R.L. to be our certified auditor for all statutory accounts as required by Luxembourg law for the same period.

							M	Yes	For	For

Proposal to approve annual accounts prepared in accordance with Luxembourg GAAP for year ended December 31, 2013 (The Luxembourg annual accounts) and consolidated financial statement prepared in accordance with us GAAP including a footnote reconciliation of equity and net income to IFRS for year ended December 31, 2013 (together, The Luxembourg statutory accounts).

							M	Yes	For	For
						Proposal to receive and approve the director's reports for Luxembourg statutory accounts.	M	Yes	For	For
						Proposal to allocate the results in the Luxembourg annual accounts.	M	Yes	For	For
						Proposal to approve, on an advisory (non-binding) basis, the compensation of Altisource's named executive officers as disclosed in the proxy statement.	M	Yes	For	For
						Proposal to approve the compensation for the chairperson of our compliance committee.	M	Yes	For	For
						Proposal to discharge each of the current and past directors of Altisource Portfolio Solutions S.A. for the performance of their mandate during the year ended December 31, 2013.	M	Yes	For	For

Amazon.com, Inc.	AMZN	023135106	03/31/14	04/29/14	05/21/14	Election of Directors:
						Jeffrey P. Bezos	M	Yes	For	For
						Tom A. Alberg	M	Yes	For	For
						John Seely Brown	M	Yes	For	For
						William B. Gordon	M	Yes	For	For
						Jamie S. Gorelick	M	Yes	For	For
						Alain Monie'	M	Yes	For	For
						Jonathan J. Rubinstein	M	Yes	For	For
						Thomas O. Ryder	M	Yes	For	For
						Patricia Q. Stonesifer	M	Yes	For	For
						Ratification of the appointment of Ernst & Young LLP as independent auditors.	M	Yes	For	For
						Advisory vote to approve executive compensation	M	Yes	For	For
						Shareholder proposal regarding a report concerning corporate political contributions.	S	No	Against	Against

AMC Networks Inc.	AMCX	00164V103	04/14/14	05/16/14	06/10/14	Election of Directors:
						Neil M. Ashe	M	Yes	For	For
						Jonathan F. Miller	M	Yes	For	For
						Alan D. Schwartz	M	Yes	For	For
						Leonard Tow	M	Yes	For	For
						Carl E. Vogel	M	Yes	For	For
						Robert C. Wright	M	Yes	For	For
						To ratify the appointment of KPMG LLP as independent registered public accounting firm of the company for fiscal year 2014.	M	Yes	For	For

American Axle & Manufacturing Hldgs, Inc.	AXL	024061103	03/04/14	04/21/14	05/01/14	Election of Directors:
						James A. McMaslin	M	Yes	For	For
						William P. Miller II	M	Yes	For	For
						Samuel Valenti III	M	Yes	For	For
						Approval, on an advisory basis, of the compensation of the company's named executive officers.	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the year ending December 31, 2014.	M	Yes	For	For

Apogee Enterprises, Inc.	APOG	037598109	05/02/14	06/03/14	06/25/14	Election of Directors:
						Robert J. Marzec	M	Yes	For	For
						Donald A. Nolan	M	Yes	For	For
						David E. Weiss	M	Yes	For	For
						Advisory approval of Apogee's executive compensation.	M	Yes	For	For
						Proposal to approve the 2014 restatement of the Apogee Enterprises, Inc 209 non-employee director stock incentive plan.	M	Yes	For	For
						Proposal to approve the 2014 restatement of the Apogee Enterprise, Inc deferred compensation plan for non-employee directors.	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as Apogee's independent registered public accounting firm for the fiscal year ending February 28, 2015.	M	Yes	For	For

Approach Resources, Inc.	AREX	03834A103	04/11/14	04/29/14	05/29/14	Election of Directors:
						Alan D. Bell	M	Yes	For	For
						Sheldon B. Lubar	M	Yes	For	For
						Christopher J. Whyte	M	Yes	For	For
						Advisory to approve executive compensation.	M	Yes	For	For
						Ratify the appointment of Hein & Associates LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For

Ares Commercial Reat Estate Corp.	ACRE	04013V108	04/28/14	05/16/14	06/26/14	Election of Directors:
						Caroline E. Blakeely	M	Yes	For	For
						John Hope Bryant	M	Yes	For	For
						Robert L. Rosen	M	Yes	For	For
						To ratify the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending December 31, 2014.	M	Yes	For	For

Arris Group, Inc.	ARRS	04270V106	03/17/14	04/29/14	05/14/14	Election of Directors:
						Alex B. Best	M	Yes	For	For
						Harry L. Bosco	M	Yes	For	For
						James A. Chiddix	M	Yes	For	For
						Andrew T. Heller	M	Yes	For	For
						Matthew B.Kearney	M	Yes	For	For
						Robert J. Stanzione	M	Yes	For	For
						Doreen A. Toben	M	Yes	For	For
						Debora J. Wilson	M	Yes	For	For
						David a. Woodle	M	Yes	For	For
						Voting, on a non-binding advisory basis, on executive compensation ("say on pay") as disclosed in the these prosy materials.	M	Yes	For	For
						Ratifying the retention of Ernst & Young LLP as the independent registered public accounting firm for the company for 2014.	M	Yes	For	For

Astronics Corporation	ATRO	046433108	03/24/14	04/21/14	05/13/14	Election of Directors:
						Raymond W. Boushie	M	Yes	For	For
						Robert T. Brady	M	Yes	For	For
						John B. Drenning	M	Yes	For	For
						Peter J. Gundermann	M	Yes	For	For
						Kevin T. Keane	M	Yes	For	For
						Robert J. McKenna	M	Yes	For	For
						Ratify the appointment of Ernst & Young LLP as the independent auditors for the fiscal 2014.	M	Yes	For	For
						To seek your advisory vote on executive compensation program as disclosed in the compensation discussion and analysis section of the proxy statement.	M	Yes	For	For

Bankrate, Inc	RATE	06647F102	04/23/14	05/16/14	06/18/14	Election of Directors:
						Peter C. Morse	M	Yes	For	For
						Christian Stahl	M	Yes	For	For
						Mitch Truwit	M	Yes	For	For
						To ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the current fiscal year.	M	Yes	For	For

Biogen Idec Inc.	BIIB	09062X103	04/15/14	05/08/14	06/12/14	Election of Directors:
						Caroline D. Dorsa	M	Yes	For	For
						Stelios Papadopoulos	M	Yes	For	For
						George A. Scangos	M	Yes	For	For
						Lynn Schenk	M	Yes	For	For
						Alenabder J. Denner	M	Yes	For	For
						Nancy L. Leaming	M	Yes	For	For
						Richard C. Mulligan	M	Yes	For	For
						Robert W. Pangia	M	Yes	For	For
						Brain S. Posner	M	Yes	For	For
						Eric K. Rowinsky	M	Yes	For	For
						Stephen A. Sherwin	M	Yes	For	For
						To ratify the selection of Pricewaterhousecoopers LLP as Biogen Idec Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						Say on Pay - an advisory vote on executive compensation.	M	Yes	For	For

Bonanza Creek Energy, Inc.	BCEI	097793103	04/28/14	05/29/14	06/05/14	Election of Director for a term expiring in 2017:
						Kevin A. Neveu	M	Yes	For	For
						To ratify the selection of Hein & Associates, LLP as the company's independent registered public accounting for fiscal 2014.	M	Yes	For	For
						To approve, on an advisory basis, the executive compensation of our named executive officers.	M	Yes	For	For

Cabot Oil & Gas Corporation	COG	127097103	03/06/14	04/03/14	05/01/14	Election of Directors:
						Dan O. Dinges	M	Yes	For	For
						James R. Gibbs	M	Yes	For	For
						Robert L. Keiser	M	Yes	For	For
						To ratify the appointment of the firm Pricewaterhousecoopers LLP as independent registered public accounting firm for the company for its 2014 fiscal year.	M	Yes	For	For
						To approve, by non-binding advisory vote, the compensation of our named executive officers.	M	Yes	For	For
						To approve an amendment to our certificate of incorporation to increase the number of authorized shares of common stock of the company.	M	Yes	For	For
						To approve the Cabot Oil & Gas Corporation 2014 incentive plan.	M	Yes	For	For
						To consider a shareholder proposal to provide a report on the company's political contributions	S	No	Against	Against

Cambrex Corporation	CBM	132011107	03/07/14	04/21/14	04/24/14	Election of Directors:
						Rosina B. Dixon	M	Yes	For	For
						Karthryn R. Harrigan	M	Yes	For	For
						Leon J. Hendrix Jr.	M	Yes	For	For
						Ilan Kaufthal	M	Yes	For	For
						Steven M. Klosk	M	Yes	For	For
						William B. Korb	M	Yes	For	For
						Peter G. Tombros	M	Yes	For	For
						Shlomo Yanai	M	Yes	For	For
						Approve, on a non-binding advisory basis, compensation of the company's named executive officers as disclosed in the 2014 proxy statement.	M	Yes	For	For
						Ratification of the appointment of BDO USA, LLP as independent registered public accountants for 2014.	M	Yes	For	For

Canadian Natural Resources Limited ("The Corporation")	CNQ	136385101	03/19/14	04/21/14	05/06/14	Election of Directors:
						Catherine M. Best	M	Yes	For	For
						N. Murray Edwards	M	Yes	For	For
						Timothy W. Faithful	M	Yes	For	For
						Honourable Gary A. Filmon	M	Yes	For	For
						Christopher L. Fong	M	Yes	For	For
						Ambassador Gordon D. Giffin	M	Yes	For	For
						Wilfred A. Gobert	M	Yes	For	For
						Steve W. Laut	M	Yes	For	For
						Keith A.J. Macphal	M	Yes	For	For
						Honourable Frank J. McKenna	M	Yes	For	For
						Eldon R. Smith	M	Yes	For	For
						David A. Tuer	M	Yes	For	For

The appointment of Pricewaterhousecoopers LLP, chartered accountants, Calgary, Alberta, as auditors of the corporation for the ensuing year and the authorization of the audit committee of the board of directors of the corporation to fix their remuneration.

							M	Yes	For	For
						On an advisory basis, accepting the corporation's approach to executive compensation as set forth in the accompanying information circular.	M	Yes	For	For

Chicago Bridge & Iron Company N.V.	CBI	167250109	03/06/14	04/21/14	04/30/14	Election of Directors:
						James H. Miller	M	Yes	For	For
						James R. Bolch	M	Yes	For	For
						Larry D. McVay	M	Yes	For	For
						Marsha C. Williams	M	Yes	For	For
						Chicago Bridge & Iron Company B.V.	M	Yes	For	For

To authorize the preparation of our Dutch statutory annual accounts and the annual report of our Management Board in the English language, to discuss our annual report of the Management Board for the year ended December 31, 2013 and to adopt our Dutch statutory annual accounts for the year ended December 31, 2013.

							M	Yes	For	For
						To approve the final dividend for the year ended December 31, 2013, in an amount of $.20 per share, which has previously been paid out to shareholders in the form of interim dividends;	M	Yes	For	For
						To discharge the sole member of our Management Board from liability in respect of the exercise of its duties during the year ended December 31, 2013.	M	Yes	For	For
						To appoint Ernst & Young LLP as our independent registered public accounting firm, who will audit our accounts for the year ending December 31, 2014.	M	Yes	For	For
						To approve the Chicago Bridge & Iron 2008 Long-Term Incentive Plan.	M	Yes	For	For

To approve the extension of the authority of our Management Board, acting with approval of the Supervisory Board, to repurchase up to 10% of our issued share capital until October 30, 2015 on the open market, through privately negotiated transactions or in one or more self tender offers for a price per share not less than the nominal value of a share and not higher that 110% of the most recent available (as of repurchase) price of a share on any securities exchange where our shares are traded.

							M	Yes	For	For

To approve the extension of the authority of our Supervisory Board to issue shares and/or grant rights to acquire our shares ( including options to subscribe for a share), never to exceed the number of authorized but unissued shares, and to limit or exclude the preemptive right of shareholders with respect to the issuance of shares and/or the grant of the right to acquire shares, until April 30, 2019.

							M	Yes	For	For
						To approve the compensation of the members of the Supervisory Board.	M	Yes	For	For

China Distance ED HLDGS LTD	DL	16944W104	04/21/14	05/16/14	05/22/14	Re-Election as Class C Directorsof the Comanpany:
						Carol Yu	M	Yes	For	For
						Liankui Hu	M	Yes	For	For

Approval and ratification of (I) re-appointment of Deloitte Touche Tohmatsu certified public accountants LLP as the company's independent auditor for the fiscal year ending September 30, 2014; and (II) authorization to the board of directors and its audit committee to determine the remuneration of Deloitte Touche Tohmatsu certified public accountants LLP.

							M	Yes	For	For
						To transact any such other business that may properly come be for the meeting.	M	Yes	For	For

Cogent Communications	CCOI	19239V302	02/21/14	03/26/14	04/17/14	Election of Directors:
						Dave Schaeffer	M	Yes	For	For
						Steven D. Brooks	M	Yes	For	For
						Timothy Weingarten	M	Yes	For	For
						Richard T. Liebhaber	M	Yes	For	For
						D. Blake Bath	M	Yes	For	For
						Marc Montagner	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as the company's independent registered public accountants for the fiscal year ending December 31, 2014.	M	Yes	For	For
						To increase by 1.2 million shares the number of shares available for issuance under the amended and restated 2004 incentive award plan.	M	Yes	For	For
						Non-binding advisory vote to approve the compensation of the company's named executive officers.	M	Yes	For	For

Colony Financial Inc	CLNY	19624R106	03/25/14	04/21/14	05/08/14	Election of Directors:
						Thomas J. Barrack, Jr.	M	Yes	For	For
						Richard B. Saltzman	M	Yes	For	For
						George G.C. Parker	M	Yes	For	For
						John A. Somers	M	Yes	For	For
						John L. Steffens	M	Yes	For	For
						Approval of an advisory proposal regarding the compensation paid to Colony Financials named executive officers (The "say on pay proposal")	M	Yes	For	For
						Ratification of the appointment of Ernst & Young LLP as independent public auditor for the fiscal year ending December 31, 2014.	M	Yes	For	For

Approval of the Colony Financial, Inc. 2014 equity incentive plan, which constitutes an amendment and restatement of the company's 2011 equity incentive plan, and section 162(M) material terms for payment.

							M	Yes	For	For

Constellation Brands, Inc	STZ	21036p108	05/24/14	07/16/14	07/23/14	Election of Directors:
						Jerry Fowden	M	Yes	For	For
						Barry A. Fromberg	M	Yes	For	For
						Robert L Hanson	M	Yes	For	For
						Jeananne K Hauswald	M	Yes	For	For
						James A Locke III	M	Yes	For	For
						Richard Sands	M	Yes	For	For
						Robert Sands	M	Yes	For	For
						Judy A. Schmeling	M	Yes	For	For
						Keith E. Wandell	M	Yes	For	For
						Mark Zupan	M	Yes	For	For
						Proposal to ratify the selection of KPMG LLP as the company's independent registered public accounting firm for the fiscal year ending February 28, 2015.	M	Yes	For	For
						Proposal to approve, by an advisory vote, the compensation of the company's named executive officers as disclosed in the proxy statement.	M	Yes	For	For

Continental Resources, Inc	CLR	212015101	03/27/14	04/29/14	05/23/14	Election of Directors:
						Davod . Boren	M	Yes	For	For
						William B. Berry	M	Yes	For	For
						Approval, by a non-binding vote, of the compensation of the named executive officers.	M	Yes	For	For
						Ratification of selection of Grant Thornton LLP as independent registered public accounting firm.	M	Yes	For	For

Conn's, Inc.	CONN	208242107	04/01/14	05/16/14	05/28/14	Election of Directors:
						Jon E.M. Jacoby	M	Yes	For	For
						Kelly M. Malson	M	Yes	For	For
						Bob L. Martin	M	Yes	For	For
						Douglas H. Martin	M	Yes	For	For
						David Schofman	M	Yes	For	For
						Scott L. Thompson	M	Yes	For	For
						Theodore M. Wright	M	Yes	For	For

To approve the amendment to our certification of incorporation to increase the number of shares of capital stock which the company shall have authority to issue to be 101,000,000 shares of stock of which 100,000,000 shares are common stock, par value of $0.01 per share, and 1,000,000 are preferred stock.

							M	Yes	For	For
						To ratify the audit committee's appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2015.	M	Yes	For	For
						To approve , on and advisory basis, named executive officers compensation.	M	Yes	For	For

Cynosure Inc.	CYNO	232577205	03/17/14	04/29/14	05/14/14	Election of Directors:
						Mr. Davin	M	Yes	For	For
						Mr. Biagioni	M	Yes	For	For
						To approve, on an advisory, non-binding basis, the compensation of the named executive officers.	M	Yes	For	For
						To ratify the selection of Ernst & Young LLP as Cynosure's independent registered public accounting firm for the year ending December 31, 2014	M	Yes	For	For

Domtar Corporation	UFS	257559203	03/07/14	04/29/14	04/30/14	Election of Directors:
						Giannella Alvarez	M	Yes	For	For
						Robert E. Apple	M	Yes	For	For
						Louis P. Gignac	M	Yes	For	For
						David J. Illingworth	M	Yes	For	For
						Brian M. Levitt	M	Yes	For	For
						David G. Maffuccci	M	Yes	For	For
						Robert J. Steacy	M	Yes	For	For
						Pameala B. Strobel	M	Yes	For	For
						Denis Turcotte	M	Yes	For	For
						John D. Williams	M	Yes	For	For
						Say-on-Pay -An advisory vote to approve named executive officer compensation.	M	Yes	For	For
						The ratification of the appointment of Pricewaterhousecoopers LLP as the corporation's independent public accounting firm for the 2014 fiscal year.	M	Yes	For	For

Eagle Materials Inc	EXP	26969P108	06/09/14	07/16/14	08/07/14	Election of Directors:
						Laurence E. Hirsch	M	Yes	For	For
						Michael R. Nicolais	M	Yes	For	For
						Richard R. Stewart	M	Yes	For	For
						Advisory resolution regarding the compensation of our named executive officers.	M	Yes	For	For
						To approve the expected appointment of Ernst & Young LLP as independent auditors for fiscal years 2015.	M	Yes	For	For

Envestnet, Inc	ENV	29404K106	03/31/14	04/29/14	05/14/14	Election of Directors:
						Rosss Chapin	M	Yes	For	For
						Cynthia Egan	M	Yes	For	For
						Gates Hawn	M	Yes	For	For
						The approval of the advisory vote on executive compensation.	M	Yes	For	For
						The ratification of KPMG LLP as the independent auditors for the fiscal year ending December 31, 2014	M	Yes	For	For
						The approval of the 2010 long-term incentive plan for the purposes of section 162(M) of the internal revenue code.	M	Yes	For	For

First Financial Holdings, Inc.	SCBT	32023E105	02/26/14	03/26/14	04/22/14	Election of Directors:
						Luther J. Battiste, III	M	Yes	For	For
						Paula Harper Bethea	M	Yes	For	For
						Rovert R. Hill, Jr.	M	Yes	For	For
						Wayne Hall	M	Yes	For	For
						Thomas J. Johnson	M	Yes	For	For
						Ralph W. Norman, Jr.	M	Yes	For	For
						Alton C. Phillips	M	Yes	For	For
						Richard W. Salmons, Jr.	M	Yes	For	For
						Ed Shelley, Jr.	M	Yes	For	For
						Proposal to approve an amendment to the company's articles of incorporation to change the name of the company from First Financial Holdings. Inc. to South State Corporation.	M	Yes	For	For
						Proposal to ratify, as an advisory, non-binding vote, the exclusive forum selection provision in the company's bylaws.	M	Yes	For	For
						Proposal to approve, as an advisor, non-binding vote, the compensation of the company's named executives officers.	M	Yes	For	For

Proposal to ratify, as an advisory, non-binding vote, appointment of Dixon Hughes Goodman LLP, certified public accountants ,as independent registered public accounting firm for the company for the fiscal year ending December 31, 2014.

							M	Yes	For	For

Proposal to grant the chairman of the annual meeting the authority to adjourn or postpone the annual meeting, if necessary, in order to solicit additional proxies in the event that there are not sufficient affirmative votes present at the annual meeting to adopt the amendment to the company's articles of incorporation or to change the name of the company.

							M	Yes	For	For

Furmanite Corporation	FRM	361086101	03/14/14	04/21/14	05/09/14	Election of Directors:
						Charles R. Cox	M	Yes	For	For
						Sangwoo Ahn	M	Yes	For	For
						Kevin R. Jost	M	Yes	For	For
						Ralph Patitucci	M	Yes	For	For
						Advisory approval of the company's executive compensation.	M	Yes	For	For
						The ratification of the appointment of Uhy LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For

Gaslog LTD.	GLOG	G37585109	03/21/14	04/21/14	05/13/14	Election of Directors:
						Peter G. Livanos	M	Yes	For	For
						Philip Radziwill	M	Yes	For	For
						Bruce L. Blythe	M	Yes	For	For
						Paul J. Collins	M	Yes	For	For
						William M. Friedrich	M	Yes	For	For
						Dennis M. Houston	M	Yes	For	For
						Julian Metherell	M	Yes	For	For
						Anthony Papadimitriou	M	Yes	For	For
						Robert D. Somerville	M	Yes	For	For

To approve the appointment of Deloitte LLP as the our independent auditors for the fiscal year ending December 31, 2014 and until the conclusion of the next annual general meeting, and to authorize the board of directors, acting through the audit and risk committee, to determine the independent auditor fee.

							M	Yes	For	For

Gilea Science, Inc	GILD	375558103	03/12/14	04/21/14	05/07/14	Election of Directors:
						John F. Cogan	M	Yes	For	For
						Etienne F. Davignon	M	Yes	For	For
						Carla A. Hillis	M	Yes	For	For
						Kevin E. Lofton	M	Yes	For	For
						John W. Madigan	M	Yes	For	For
						John C. Martin	M	Yes	For	For
						Nicholas G. Moore	M	Yes	For	For
						Richard J. Whitley	M	Yes	For	For
						Gayle E. Wilson	M	Yes	For	For
						Per Wold-Olsen	M	Yes	For	For

To ratify the selection of Ernst & Young LLP by the audit committee of the board of directors as the independent registered public accounting firm of Gilead for the fiscal year ending December 31, 2014.

							M	Yes	For	For
						To vote on proposed amendment to Gilead's restated certificate of Incorporation to designate Delaware Chancery Court as the exclusive forum for certain legal actions.	M	Yes	For	For
						To approve, on an advisory basis, the compensation of our named executive officers as presented in the proxy statement.	M	Yes	For	For
						To vote on a stockholder proposal, if properly presented at the meeting, requesting that the board adopt a policy that the chairman of the board of directors be an independent director.	S	No	Against	Against
						To vote on a stockholder proposal, if properly presented at the meeting, requesting that the board take steps to permit stockholder action by written consent.	S	No	Against	Against

To vote on a stockholder proposal, if properly presented at the meeting, requesting that incentive compensation for the chief executive officer include non-financial measures based on patient access to Gilead's medicines.

							S	No	Against	Against

Gulfmark Offshore, Inc	GLF	402629208	04/17/14	05/08/14	06/02/14	Election of Directors:
						Peter I. Bijur	M	Yes	For	For
						David J. Butters	M	Yes	For	For
						Brian R. Ford	M	Yes	For	For
						Sheldon S. Gordon	M	Yes	For	For
						Quintin V. Kneen	M	Yes	For	For
						Steven W. Kohlagen	M	Yes	For	For
						Rex C. Ross	M	Yes	For	For
						Charles K. Valutas	M	Yes	For	For
						To vote on a proposal to approve the Gulfmark Offshore, Inc 2014 Omnibus equity incentive plan.	M	Yes	For	For
						To vote on a proposal to approve, by a stockholder non-binding advisory vote, the compensation to our named executive officers, commonly referred to as a "say-on Pay" proposal.	M	Yes	For	For
						To vote on a proposal to ratify the selection of KPMG LLP as our independent public accountants for the fiscal year ending December 31, 2014.	M	Yes	For	For

Gulfport Energy	GPOR	402635304	04/23/14	05/29/14	06/12/14	Election of Directors:
						Michael G. Moore	M	Yes	For	For
						Donald L. Dillingham	M	Yes	For	For
						Craig Groeschel	M	Yes	For	For
						David L. Houston	M	Yes	For	For
						Michael S. Reddin	M	Yes	For	For
						Scott E. Streller	M	Yes	For	For
						Proposal to approve our 2014 executive annual incentive compensation plan.	M	Yes	For	For
						Proposal to approve, on an advisory basis, the company's executive compensation	M	Yes	For	For
						Proposal to ratify the appointment of our independent auditors, Grant Thornton LLP, for fiscal year 2014.	M	Yes	For	For

Home Bankshares, Inc.	HOMB	436893200	02/28/14	03/26/14	04/17/14	Election of Directors:
						John W. Allison	M	Yes	For	For
						Randall Sims	M	Yes	For	For
						Randy E. Mayor	M	Yes	For	For
						Milburn Adams	M	Yes	For	For
						Robert H. Adcock, Jr.	M	Yes	For	For
						Richared H. Ashely	M	Yes	For	For
						Dale A. Bruns	M	Yes	For	For
						Richard A. Buckheim	M	Yes	For	For
						Jack E. Engelkes	M	Yes	For	For
						James G. Hinkle	M	Yes	For	For
						Alex R. Lieblong	M	Yes	For	For
						Advisory (non-binding) vote approving the company's executive compensation.	M	Yes	For	For
						Ratification of appointment of BKD, LLP as the company's independent registered public accounting firm for the next fiscal year.	M	Yes	For	For

Jazz Pharmaceuticals Plc	JAZZ	G50871105	05/27/14	07/16/14	07/31/14	Election of Directors:
						Bruce C. Cozadd	M	Yes	For	For
						Heather Ann McSharry	M	Yes	For	For
						Rick E. Winningham	M	Yes	For	For

To approve the appointment of KPMG as the independent auditors of Jazz Pharmaceuticals Plc for the fiscal year ending December 31, 2014 and to authorize committee of the board of directors to determine the auditors' remuneration.

							M	Yes	For	For
						To authorize Jazz Pharmaceuticals Plc and/or any subsidiary of Jazz Pharmaceutics Plc to make market purchases of Jazz Pharmaceuticals Plc's ordinary shares.	M	Yes	For	For
						Tp approve, on an advisory basis, the compensaton of Jazz Pharmaceuticals Plc's named executive officers as disclosed in the accompanying proxy statement.	M	Yes	For	For

Horizon Pharma, Inc	HRZN	44047T109	05/20/14	06/10/14	06/27/14	Election of Directors:
						Gino Santini	M	Yes	For	For
						Timothy P. Walbert	M	Yes	For	For
						Approval of amendment to our 2011 equity incentive plan.	M	Yes	For	For
						Approval, pursuant to NASDAQ listing rules 5635, of the issuance shares our shares of your common stock in excess of 13,164,951 shares upon conversion of our 5.00% convertible senior notes due 2018.	M	Yes	For	For
						Ratification of the appointment of Pricewaterhousecoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2014	M	Yes	For	For
						Approval, on an advisory basis, of the compensation of our named executive officers, as disclosed in the proxy statement.	M	Yes	For	For

INSYS Therapeutics Inc	INSY	45824V209	04/08/14	04/29/14	05/06/14	Election of Directors:
						Steven J. Meyer	M	Yes	For	For
						Brian Tamb	M	Yes	For	For
						To ratify the selection by our audit committee of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						To approve an amendment to the company's certificate of incorporation to increase the authorized shares of common stock from50,000,000 to 100,000,000.	M	Yes	For	For
						To approve an amendment to the company's certificate of incorporation to establish a par value for company's common stock of $.01 per share.	M	Yes	For	For

Kapstone Paper & Packaging Corporation	KS	48562P103	03/17/14	04/21/14	05/15/14	Election of Directors:
						John M. Chapman	M	Yes	For	For
						Ronald J. Gidwitz	M	Yes	For	For
						Matthew Kaplan	M	Yes	For	For
						Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2014.	M	Yes	For	For
						Advisory approval of the company's executive compensation.	M	Yes	For	For
						Approval of the company's 2014 incentive plan.	M	Yes	For	For

KB Homes	KB	48666K109	02/07/14	03/06/14	04/03/14	Election of Directors:
						Stephen F. Bollenbach	M	Yes	For	For
						Timothy W. Finchem	M	Yes	For	For
						Dr. Thomas W. Gilligan	M	Yes	For	For
						Kenneth M. Jastrow, II	M	Yes	For	For
						Robert L. Johnson	M	Yes	For	For
						Melissa Lora	M	Yes	For	For
						Michael G. McCaffery	M	Yes	For	For
						Jeffrey T. Mezger	M	Yes	For	For
						Luis G. Nogales	M	Yes	For	For
						Michael M. Wood	M	Yes	For	For
						Advisory vote to approve named executive officer compensation.	M	Yes	For	For
						Approve the KB Home 2014 equity incentive plan.	M	Yes	For	For
						Ratify the appointment of Ernst & Young LLP as KB Home independent registered public accounting firm for the fiscal year ending November 30, 2014.	M	Yes	For	For

Ligand Pharmaceuticals Incorporated	LGND	532208k504	04/14/14	05/08/14	06/04/14	Election of Directors:
						Jason M. Aryeh	M	Yes	For	For
						Todd C. Davis	M	Yes	For	For
						John L. Higgins	M	Yes	For	For
						David M. Knott	M	Yes	For	For
						John W. Kozarich	M	Yes	For	For
						Hohn L. Lamattina	M	Yes	For	For
						Sunii. Patel	M	Yes	For	For
						Stephen L. Sabba	M	Yes	For	For
						Ratification of appointment of independent registered accounting firm.	M	Yes	For	For
						Approval, on a non-binding advisory basis, of the compensation of the company's named executive officers.	M	Yes	For	For

Approval, on a non-binding advisory basis, of a stockholder proposal regarding the engagement of an investment banking firm to effectuate a spin-off of the company's chemical entity research & development business into a separately traded public company.

							S	No	Against	Against

Linn Energy, LLC	LINE	536020100	03/03/14	03/26/14	04/22/14	Election of Directors:
						Mark E. Ellis	M	Yes	For	For
						David D. Dunlap	M	Yes	For	For
						Stephen J. Hadden	M	Yes	For	For
						Michael C. Linn	M	Yes	For	For
						Joseph P. McCoy	M	Yes	For	For
						Jeffrey C. Swoveland	M	Yes	For	For
						To ratify the appointment of KPMG LLP as independent public accountant of Linn for the fiscal year ending December 31, 2014	M	Yes	For	For
						To provide a non-binding advisory vote approving Linn's executive compensation program.	M	Yes	For	For

LKQ Corporation	LKQ	501889208	03/12/14	04/21/14	05/05/14	Election of Directors:
						A. Clinton Allen	M	Yes	For	For
						Ronald G. Foster	M	Yes	For	For
						Joseph M. Holsten	M	Yes	For	For
						Blythe J. McGarvie	M	Yes	For	For
						Paul M. Meister	M	Yes	For	For
						John F. O'Brien	M	Yes	For	For
						Guhan Subramanian	M	Yes	For	For
						Robert L. Wagman	M	Yes	For	For
						William M. Webster, IV	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2014.	M	Yes	For	For
						Approval, on an advisory basis, of the compensation of our named executive officers.	M	Yes	For	For

Lumber Liquidators Holdings, Inc.	LL	55003T107	03/28/14	04/29/14	05/23/14	Election of Directors:
						Robert M. Lynch	M	Yes	For	For
						Peter B. Robinson	M	Yes	For	For
						Martin F. Roper	M	Yes	For	For
						Ratification of the selection of Ernst & Young LLP as the company’s independent register public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						Advisory (non-binding) vote to approve named executive officer compensation.	M	Yes	For	For

Macquarie Infrastructure Co, LLC	MIC	55608B105	03/26/14	04/29/14	05/21/14	Election of Directors:
						Norman H. Brown, Jr.	M	Yes	For	For
						George W. Carmany, III	M	Yes	For	For
						H.E. (Jack) Lentz	M	Yes	For	For
						Ouma Sananikone	M	Yes	For	For
						William H. Webb	M	Yes	For	For
						Ratification of the selection of KPMG LLP as our independent auditor for the fiscal year ending December 31, 2014.	M	Yes	For	For
						The approval, on an advisory basis, o fexecutive compensation.	M	Yes	For	For
						The approval of the 2014 independent directors equity plan.	M	Yes	For	For

Melco Crown Entertainment LTD	MPEL	585464100	02/18/14	03/07/14	03/26/14

That (A) the declaration and payment of a special dividend of US$0.1147 per ordinay share of the company out of the share premium account of the company pursuant to article 147 of the articles of association of the company and in accordance with the Cayman companies law (as amended) of the Cayman Islands (the

							M	Yes	For	For

Melco Crown Entertainment LTD	MPEL	585464100	04/04/14	04/29/14	05/21/14

To ratify the annual report on form 20-F filed with the U>S> Securities and Exchange Commission, and to receive and adopt the audited consolidated financial statements and the directors' and auditors' reports, for the year ending December 31,2013.

							M	Yes	For	For
Election of Directors:
						Clarence Yuk Man Chung	M	Yes	For	For
						William Todd Nisbet	M	Yes	For	For
						James Andrew Charles Mackenzie	M	Yes	For	For
						Thomas Jefferson Wu	M	Yes	For	For
						To authorize the board of directors to fix the remuneration of the directors of the company.	M	Yes	For	For
						To ratify the appointment of and re-appoint the independent auditors of the company, Deloitte Touche Tohmatsu, and authorize the board of directors to fix their remuneration.	M	Yes	For	For
						To grant a general and unconditional mandate to the board of directors to issue new shares of the company.	M	Yes	For	For
						To grant a general and unconditional mandate to the board of directors to repurchase shares of the company.	M	Yes	For	For
						To extend the general mandate granted to the board of directors to issue new shares of the company.	M	Yes	For	For

Meritage Homes Corporation	MTH	59001A102	03/20/14	04/21/14	05/14/14	Election of Directors:
						Steven J. Hilton	M	Yes	For	For
						Raymond Oppel	M	Yes	For	For
						Richard T. Burke, Sr.	M	Yes	For	For
						Dana C. Bradford	M	Yes	For	For
						Ratification of the selection of Deloitte & Touche LLP as the company's independent roistered public accounting firm for the 2014 fiscal year.	M	Yes	For	For
						Advisory vote to approve compensation of our named executive officers.	M	Yes	For	For
						Approve the amended and restated 2006 stock incentive plan.	M	Yes	For	For
						Approve an amendment to and extension of the executive management incentive plan.	M	Yes	For	For

MGM Resors International	MGM	552953101	04/10/14	05/08/14	06/05/14	Election of Directors:
						Robert H. Baldwin	M	Yes	For	For
						William A. Bible	M	Yes	For	For
						Burton M. Cohen	M	Yes	For	For
						Mary Chris Gay	M	Yes	For	For
						William W. Grouds	M	Yes	For	For
						Alexis M. Herman	M	Yes	For	For
						Roland Hernandez	M	Yes	For	For
						Anthony Mandekic	M	Yes	For	For
						Rose MeKinney James	M	Yes	For	For
						James J. Murren	M	Yes	For	For
						Gregory M. Spierkel	M	Yes	For	For
						Daniel J. Taylor	M	Yes	For	For
						To ratify the selection of the independent registered public accounting firm for the year ending December 31, 2014.	M	Yes	For	For
						To approve, on an advisory basis, the compensation of our named executive officers.	M	Yes	For	For
						To approve amendments to the amended and restated 2005 Omnibus incentive plan.	M	Yes	For	For

Michael Kors Holdings Limited	KOR	G60754101	06/03/14	07/16/14	07/31/14	Election of Directors:
						John D. Idol	M	Yes	For	For
						Silas K.F. Chou	M	Yes	For	For
						Ann Mclaughlin Korologos	M	Yes	For	For
						To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fisca year ending March 28, 2015.	M	Yes	For	For
						To approve, on a non-binding advisory basis, executive compensation.	M	Yes	For	For

M/I Homes	MHO	55305B101	03/12/14	04/21/14	05/06/14	Election of Directors:
						Joseph A. Alutto, PH.D	M	Yes	For	For
						Phillip G. Creek	M	Yes	For	For
						Norman L. Traeger	M	Yes	For	For
						A non-binding, advisory resolution to approve the compensation of the named executive officers of M/I Homes, Inc	M	Yes	For	For
						To adopt an amendment to the company's amended as restated articles of incorporation to increase the number of common shares that the company is authorized to issue.	M	Yes	For	For

To approve an amendment to the M/I homes, Inc. 2009 Long-Term incentive plan to (1) increase the number of common shares available for issuance under the plan and (2) increase the number of common shares that may be granted under the plan in the form of full value awards without minimum vesting requirements.

							M	Yes	For	For
						To reapprove the material terms of the performance goals under the M/I homes, Inc. 2009 annual incentive plan.	M	Yes	For	For
						To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the 2014 fiscal year.	M	Yes	For	For

Mohawk Industries, Inc.	MOWK	608190104	03/17/14	04/29/14	05/15/14	Election of Directors:
						Mr. Lil	M	Yes	For	For
						Mr. Lorberbaum	M	Yes	For	For
						Dr. Smith Bogart	M	Yes	For	For
						The ratification of the selection of KPMG LLP as the company's independent registered public accounting firm.	M	Yes	For	For
						Advisory vote to approve executive compensation, as disclosed in the company's proxy statement for the 2014 annual meeting of stockholders.	M	Yes	For	For

Nanometric Incorporated	NANO	630077105	03/27/14	04/29/14	05/20/14	Election of Directors:
						J. Thomas Bentley	M	Yes	For	For
						Edward J. Brown Jr.	M	Yes	For	For
						Stephen G. Newberry	M	Yes	For	For
						Bruce C. Rhine	M	Yes	For	For
						Timothy J. Stultz Phd.	M	Yes	For	For
						To approve a non-binding advisory resolution approving Nanometrics' executive compensation as disclosed in the proxy statement.	M	Yes	For	For
						To ratify the appointment of Pricewaterhousecoopers LLP as Nanometrics' independent registered public accounting firm for the fiscal year ending December 27, 2014.	M	Yes	For	For

Netflix, Inc	NFLX	64110L106	04/11/14	05/16/14	06/09/14	Election of Directors:
						Reed Hastings	M	Yes	For	For
						Jay C. Hoag	M	Yes	For	For
						A. George (Skip) Battle	M	Yes	For	For
						Ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						Advisory approval of the company's executive officer compensation.	M	Yes	For	For
						To approve the company's performance bonus plan.	M	Yes	For	For
						Consideration of a stockholder proposal to repeal the company's classified board, if properly presented at the meeting.	S	No	Against	Against
						Consideration of a stockholder proposal regarding majority vote standard in director elections if properly presented at the meeting.	S	No	Against	Against
						Consideration of a stockholder proposal regarding right to vote regarding poison pills, if properly presented at the meeting.	S	No	Against	Against
						Consideration of a stockholder proposal regarding confidential voting, if properly presented at the meeting.	S	No	Against	Against
						Consideration of a stockholder proposal regarding an independent board chair, if properly presented at the meeting.	S	No	Against	Against

Nexstar Broadcasting Group, Inc	NXST	G66721104	02/24/14	04/03/14	04/24/14	Election of Directors:
						Martin Pompadur	M	Yes	For	For
						Dennis A. Miller	M	Yes	For	For
						To ratify the selection of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014	M	Yes	For	For

Nike, Inc	NKE	654106103	07/18/14	08/20/14	09/18/14	Election of Directors:
						Alan B. Graf , Jr.	M	Yes	For	For
						John C. Lechleiter	M	Yes	For	For
						Michelle A. Peluso	M	Yes	For	For
						Phyllis M. Wise	M	Yes	For	For
						To hold an advisory vote to approve executive compensation.	M	Yes	For	For
						To ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm	M	Yes	For	For

Norwegian Cruise Line Holdings LTD	NCLH	G66721104	02/24/14	04/03/14	04/24/14	Election of Directors:
						Tan Sri Lim Kok Thay	M	Yes	For	For
						David M. Abrams	M	Yes	For	For
						John Chidsey	M	Yes	For	For
						Approval, on a non-binding, advisory basis, of the compensation of our named executive officers.	M	Yes	For	For
						Approval, on a non-binding, advisory basis, of the frequency of future advisory votes on the compensation of our named executive officers.	M	Yes	For	For
						Approval of the Norwegian Cruise Line Holdings LTD. Employee stock purchase plan.	M	Yes	For	For

The ratification of the appointment of Pricewaterhousecoopers LLP ('PWC") as our independent registered certified public accounting firm for the year ending December 31, 2014 and the determination of PWC's remuneration by the audit committee of the board of directors.

							M	Yes	For	For

Ocwen Financial Corporation	OCN	675746309	03/26/14	04/29/14	05/14/14	Election of Directors:
						William C. Erbey	M	Yes	For	For
						Ronald M. Faris	M	Yes	For	For
						Ronald J. Korn	M	Yes	For	For
						William H. Lacy	M	Yes	For	For
						Wilbur L. Ross, Jr.	M	Yes	For	For
						Robert A. Salcetti	M	Yes	For	For
						Barry N. Wish	M	Yes	For	For
						Re-approval of our 1998 annual incentive plan.	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as Ocwen Financial Corporation's independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						Approval, on an advisory basis, of the compensation of the named executive officers, as disclosed in the accompanying proxy statement.	M	Yes	For	For

Packaging Corporation	PKG	695156109	03/17/14	04/21/14	05/13/14	Election of Directors:
						Cheryl K. Beebe	M	Yes	For	For
						Hasan Jameel	M	Yes	For	For
						Mark W. Kowlzan	M	Yes	For	For
						Robert C. Lyons	M	Yes	For	For
						Thomas P. Maurer	M	Yes	For	For
						Samuel M. Mencoff	M	Yes	For	For
						Robger B. Porter	M	Yes	For	For
						Thomas S. Souleles	M	Yes	For	For
						Paul T. Stecko	M	Yes	For	For
						James D. Woodrum	M	Yes	For	For
						Proposal to approve our executive compensation.	M	Yes	For	For
						Proposal to ratify appointment of KPMG LLP as our auditors.	M	Yes	For	For

Pacwest Bancorp	PACW	695263103	04/04/14	05/08/14	05/19/14	Election of Directors:
						Craig A. Carlson	M	Yes	For	For
						John M. Eggemeyer	M	Yes	For	For
						Barry C. Firtzpatrick	M	Yes	For	For
						Andrew B. Fremder	M	Yes	For	For
						C. William Hosler	M	Yes	For	For
						Susan E. Lester	M	Yes	For	For
						Douglas H. (tad) Lowrey	M	Yes	For	For
						Timothy B. Matz	M	Yes	For	For
						Roger H. Molvar	M	Yes	For	For
						James J. Pieczynski	M	Yes	For	For
						Daniel B. Platt	M	Yes	For	For
						Robert A. Stine	M	Yes	For	For
						Matthew P. Wagner	M	Yes	For	For
						To approve, on an advisory basis, the compensation of the company's named executive officers.	M	Yes	For	For
						To approve a proposal to ratify the appointment of KPMG LLP as independent auditors for the company for the fiscal year ending December 31, 2014	M	Yes	For	For
						To consider and act upon a proposal to approve, if necessary, an adjournment or postponement of the annual meeting to solicit additional proxies.	M	Yes	For	For
						To consider and act upon such other business and matters or proposals as many properly come before the annual meeting or any adjournments or postponements thereof.	M	Yes	For	For

Phoenix New Media LTD	FENG	71910C103	04/24/14	05/08/14	06/04/14	To receive the audited consolidated financial statements of the company for the fiscal year ended December 31, 2013	M	Yes	For	For
						To approve the Re-appointment of Pricewaterhousecoopers Zhong Tian LLP as independent auditor of the company (The "independent auditor") for the fiscal year ending December 31, 2014.	M	Yes	For	For
						To authorize the board of directors to fix the remuneration of the independent auditor.	M	Yes	For	For
						To re-elect the director Mr. Jerry J. Zhang, who retires by rotation pursuant to the article 87(1) of the company's articles of association.	M	Yes	For	For
						To approve the 2014 refreshment of the company's share option scheme.	M	Yes	For	For

To authorize each of the directors or officers of the company to take any and every action that might be necessary to effect the foregoing resolutions as such director or officer, in his or her absolute discretions, thinks fit.

							M	Yes	For	For

Pinnacle Entertainment, Inc.	PNK	723456109	03/27/14	04/29/14	05/20/14	Election of Directors:
						Stephen C. Comer	M	Yes	For	For
						Richard J. Goeglein	M	Yes	For	For
						Bruce A. Leslie	M	Yes	For	For
						James L. Martineau	M	Yes	For	For
						Desiree Rogers	M	Yes	For	For
						Anthony M. Sanfilippo	M	Yes	For	For
						Jaynie M. Studenmund	M	Yes	For	For
						Advisory approval of the company's executive compensation.	M	Yes	For	For
						Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2014.	M	Yes	For	For

Points International LTD.	PCOM	730843208	03/31/14	04/09/14	05/08/14	Election of Directors:
						Bernay Box	M	Yes	For	For
						Christopher Barnard	M	Yes	For	For
						Michael Beckerman	M	Yes	For	For
						Douglas Carty	M	Yes	For	For
						Bruce Croxon	M	Yes	For	For
						Robert Maclean	M	Yes	For	For
						The appointment of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the directors to fix their remuneration.	M	Yes	For	For

Polaris Industries, Inc.	PII	731068102	02/27/14	03/26/14	04/24/14	Election of Directors:
						Kevin M. Farr	M	Yes	For	For
						Gary E. Hendrickson	M	Yes	For	For
						R.M. (Mark) Schreck	M	Yes	For	For
						William G. Van Dyke	M	Yes	For	For
						Approval of the amended and restated senior executive annual incentive compensation plan.	M	Yes	For	For
						Advisory vote to approve the compensation of our named executive officers.	M	Yes	For	For

Regeneron Pharmaceuticals, Inc	REGN	75886F106	04/17/14	05/29/14	06/13/14	Election of Directors:
						Alfred G. Gilman	M	Yes	For	For
						Jospeh L. Goldstein	M	Yes	For	For
						Robert A. Ingram	M	Yes	For	For
						Christine A. Poon	M	Yes	For	For
						P. Roy Vagelos	M	Yes	For	For
						Proposal to ratify the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						Proposal to approve the Regeneon Pharmaceuticals, Inc 2014 long-term incentive plan.	M	Yes	For	For

Retail Opportunity Inv Corp	ROIC	76131N101	03/07/14	04/22/14	04/30/14	Election of Directors:
						Richard A. Baker	M	Yes	For	For
						Michael J. Indiveri	M	Yes	For	For
						Edward H. Meyer	M	Yes	For	For
						Lee S. Neibart	M	Yes	For	For
						Charles J. Persico	M	Yes	For	For
						Laura H. Pomerantz	M	Yes	For	For
						Stuart A. Tanz	M	Yes	For	For
						Eric S. Zorn	M	Yes	For	For
						Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the year ended December 31, 2014.	M	Yes	For	For
						Approval, on an advisory basis, of the compensation of the company's named executive officers as described in the 2014 proxy statement.	M	Yes	For	For

Rock-Tenn Company	RKT	772739207	12/02/13	01/24/14	01/31/14	Election of Directors:
						Jenny A. Hourihan	M	Yes	For	For
						Steven C. Voorhees	M	Yes	For	For
						J. Powell Brown	M	Yes	For	For
						Robert M. Chapman	M	Yes	For	For
						Terrell K. Crews Russell M. Currey	M	Yes	For	For
						Ratification of the appointment of Ernst & Young LLP to serve as the independent registered public accounting firm of Rock-Tenn Company.	M	Yes	For	For
						Advisory vote on executive compensation.	M	Yes	For	For

The approval of restated and amended articles of incorporation for Rock-Tenn Company to provide that all directors elected at or after our annual meeting of shareholders held in 2015 be elected on an annual basis and to consolidate other amendments that were previously made to Rock-Tenn Company's articles of incorporation.

							M	Yes	For	For

Salix Pharmaceuticals, LTD	SLXP	795435106	04/17/14	05/16/14	06/13/14	Election of Directors:
						John F. Chappell	M	Yes	For	For
						Thomas W. D'Alonzo	M	Yes	For	For
						William P. Keane	M	Yes	For	For
						Carolyn J. Logan	M	Yes	For	For
						Mark A. Sirgo	M	Yes	For	For

The proposal to amend our certificate of incorporation, as described in the in the accompanying proxy statement, to increase the number of authorized shares of capital stock from 155,000,000 shares to 305,000,000 shares and to increase the number of authorized shares of common stock from 150,000,000 shares to 300,000,000 shares.

							M	Yes	For	For
						The proposal to approve the Salix Pharmaceuticals, LTD 2014 stock incentive plan.	M	Yes	For	For
						The proposal to ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014	M	Yes	For	For
						The approval, on an advisory basis, of the 2013 executive compensation.	M	Yes	For	For

Sanchez Energy Corp	SN	79970Y105	04/17/14	05/08/14	05/20/14	Election of Directors:
						Alan G. Jackson	M	Yes	For	For
						Greg Colvin	M	Yes	For	For
						Proposal to ratify the appointment of BDO USA, LLP as the company's independent registered public accounting firm for the 2014 fiscal 2014.	M	Yes	For	For

Sanderson Farms, Inc.	SAFM	800013104	12/19/13	01/23/14	02/13/14	Election of Directors:
						Lampkin Butts	M	Yes	For	For
						Beverly Hogan	M	Yes	For	For
						Phil K. Kivingston	M	Yes	For	For
						Charles W. Ritter, Jr.	M	Yes	For	For
						Joe F. Sanderson, Jr.	M	Yes	For	For
						Proposal to approve, in a non-binding advisory vote, the compensation of the company's named executive officers.	M	Yes	For	For
						Proposal o determine, in a non-binding advisory vote, the frequency with which the company should hold future non-binding advisory votes on executive compensation.	M	Yes	For	For
						Ratification of the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending October 31, 2014	M	Yes	For	For

Simon Property Group, Inc.	SPG	828806109	03/14/14	04/29/14	05/15/14	Election of Directors:
						Melvyn E. Bergstein	M	Yes	For	For
						Larry C. Glasscock	M	Yes	For	For
						Karen N. Horn, PH.D	M	Yes	For	For
						Allan Hubbard	M	Yes	For	For
						Reuben S. Leibowitz	M	Yes	For	For
						Daniel C. Smith PH.D	M	Yes	For	For
						J. Albert Smith, Jr.	M	Yes	For	For
						Advisory vote on the approval of executive compensation.	M	Yes	For	For
						Ratification and approval of the amended and restated 1998 stock incentive plan.	M	Yes	For	For
						Ratification of Ernst & Young LLP as independent register public accounting firm	M	Yes	For	For

Sinclair Broadcast Group, Inc.	SBGI	829226109	03/18/14	05/08/14	06/05/14	Election of Directors:
						David D. Smith	M	Yes	For	For
						Frederick G. Smith	M	Yes	For	For
						J. Duncan Smith	M	Yes	For	For
						Robert E. Smith	M	Yes	For	For
						Lawrence E. McCanna	M	Yes	For	For
						Daniel C. Keith	M	Yes	For	For
						Martin R. Leader	M	Yes	For	For
						Ratification of the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the year ending December 31, 2014.	M	Yes	For	For
						Non-binding advisory vote on our executive compensation.	M	Yes	For	For

Skechers U.S.A., Inc	SKX	830566105	03/31/14	05/08/14	05/22/14	Election of Directors:
						Geyer Kosinski	M	Yes	For	For
						Richard Rappaport	M	Yes	For	For
						Richard Siskind	M	Yes	For	For
						Advisory vote on compensation of named executive officers.	M	Yes	For	For
						Stockholder proposal to eliminate classification of board of directors	S	No	Against	Against

SM Energy Company	SM	78454L100	03/21/14	04/29/14	05/20/14	Election of Directors:
						Anthony J. Best	M	Yes	For	For
						Larry W. Bickle	M	Yes	For	For
						Stephen R. Brand	M	Yes	For	For
						William J. Gardiner	M	Yes	For	For
						Loren M. Leiker	M	Yes	For	For
						Julio M. Quintana	M	Yes	For	For
						John M Seidl	M	Yes	For	For
						William D. Sullivan	M	Yes	For	For
						The proposal to ratify the appointment by the audit committee of Ernst & Young LLP as our independent registered public accounting firm for 2014.	M	Yes	For	For

To approve, on a non-binding advisory basis, the compensation philosophy, policies and procedures, and the compensation of our company's named executive officers, as disclosed in the accompanying proxy statement.

							M	Yes	For	For

The Boston Beer Company	SAM	100557107	04/04/14	05/08/14	06/04/14	Election of Directors:
						David A. Burwick	M	Yes	For	For
						Pearson C. Cummin III	M	Yes	For	For
						Jean-Michael Valette	M	Yes	For	For
						To approve, by non-binding advisory vote, out executive officers compensation.	M	Yes	For	For

The Dixie Group, Inc	DXYN	255519100	02/28/14	04/22/14	04/29/14	Election of Directors:
						Charles E. Brock	M	Yes	For	For
						J. Don Brock	M	Yes	For	For
						Daniel K. Frierson	M	Yes	For	For
						D. Kennedy Frierson, Jr.	M	Yes	For	For
						Walter W. Hubbard	M	Yes	For	For
						Lowry F. Kline	M	Yes	For	For
						Hilda S. Murray	M	Yes	For	For
						John W. Merrey, III	M	Yes	For	For
						Michael L. Owens	M	Yes	For	For
						For approval of the material terms of the performance goals for the annual incentive compensation plan applicable to 2014-2015.	M	Yes	For	For
						For approval of company's executive compensation for its named executive officers ("say-on-pay").	M	Yes	For	For
						For ratification of appointment of the firm of Dixon Hughes Goodman LLP to serve as independent registered public accountant of the company for 2014.	M	Yes	For	For

The Middleby Corporation	MIDD	596278101	03/14/14	04/22/14	05/06/14	Election of Directors:
						Selim A. Bassoul	M	Yes	For	For
						Sarah Palisi Chapin	M	Yes	For	For
						Robert B. Lamb	M	Yes	For	For
						John R. Miller III	M	Yes	For	For
						Gordon O'brein	M	Yes	For	For
						Philip G. Putman	M	Yes	For	For
						Sabin C. Streeter.	M	Yes	For	For

Approval, by an advisory vote, of the 2013 compensation of the company's named executive officers, as disclosed pursuant to the compensation disclosure rules of the securities and exchange commission ("SEC").

							M	Yes	For	For
						Amendment of the company's restated corticated of incorporation to increase the number of authorized shares of common stock from 47,500,000 to 95,000,000.	M	Yes	For	For
						Ratification of the selection of Ernst & Young LLP as the company's independent public accountants for the current fiscal year ending January 3, 2015.	M	Yes	For	For

The Priceline Group, Inc.	PCLN	741503403	04/10/14	05/08/14	06/05/14	Election of Directors:
						Timothy M. Armstrong	M	Yes	For	For
						Howard W. Barker, Jr.	M	Yes	For	For
						Jeffrey H. Boyd	M	Yes	For	For
						Jan L. Doctor	M	Yes	For	For
						Jeffrey E. Epstein	M	Yes	For	For
						James M. Guyette	M	Yes	For	For
						Darren R Huston	M	Yes	For	For
						Nancy B. Petetsman	M	Yes	For	For
						Thomas E. Rothman	M	Yes	For	For
						Criag W. Rydin	M	Yes	For	For
						To ratify the selection of Deloitte Touche LLP as the independent register public accounting firm of the company for the fiscal year ending December 31, 2014.	M	Yes	For	For
						To approve on an advisory basis the compensation paid by the company to its named executive officers.	M	Yes	For	For
						To consider and vote upon a non-binding stockholder proposal concerning stockholder action by written consent.	S	No	Against	Against

Ultra Clean Holding, Inc.	UCTT	90385V107	04/03/14	05/08/14	05/21/14	Election of Directors:
						Clarence L. Granger	M	Yes	For	For
						Susan H. Billat	M	Yes	For	For
						John Chenault	M	Yes	For	For
						David T. Ibnale	M	Yes	For	For
						Leonid Mezhvinsky	M	Yes	For	For
						Emily Maddock Liggett	M	Yes	For	For
						Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of Ultra Clean Holdings, Inc. for fiscal 2014.	M	Yes	For	For
						To approve, by advisory vote, the compensation of Ultra Clean's named executive officers for fiscal year 2013 as disclosed in our proxy statement for the 2014 annual meeting of stockholders.	M	Yes	For	For

United Insurance Holdings Corp.	UIHC	910710102	03/02/14	04/29/14	05/07/14	Election of Directors:
						Alec L. Poitevint, II	M	Yes	For	For
						Kern M. Davis, M.D.	M	Yes	For	For
						William H. Hood, III	M	Yes	For	For
						Sherrill W. Hudson	M	Yes	For	For
						Ratification of the appointment of McGlardrey LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For

Universal Display Corporatioin	OLED	91347P105	04/09/14	05/08/14	06/19/14	Election of Directors:
						Steven V. Abramson	M	Yes	For	For
						Leonard Becker	M	Yes	For	For
						Richard C. Elias	M	Yes	For	For
						Elizabeth H. Gemmill	M	Yes	For	For
						C. Keith Hartley	M	Yes	For	For
						Lawrence Lacerte	M	Yes	For	For
						Sidney D. Rosenblatt	M	Yes	For	For
						Sherwin I. Seligsohn	M	Yes	For	For
						Approval of the company's equity compensation plan.	M	Yes	For	For
						Advisory resolution approval of the company's executive officer compensation.	M	Yes	For	For
						Ratification of the appointment of KPMG LLP as the company's independent registered public account firm for 2014.	M	Yes	For	For

Wisdomtree Investments, Inc	WETF	97717P104	05/02/14	05/29/14	06/27/14	Election of Directors:
						Jarrett Lilien	M	Yes	For	For
						Frank Salerno	M	Yes	For	For
						Johnathan L. Steinberg	M	Yes	For	For
						Ratify the appointment of Ernst & Young LLP as Wisdomtree investment's Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2014.	M	Yes	For	For
						Approve the company’s 2014 annual incentive compensation plan.	M	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/Gerald Sparrow

* /s/Gerald Sparrow

President and Treasurer

Date: August 20, 2014

*Print the name and title of each signing officer under his or her signature.